Offerings - Offering: 1	May 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 141,790,065.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,581.21
Offering Note	N/A